Semiannual Report - Financial Statements

T. Rowe Price

Tax-Free
Intermediate
Bond Fund
August 31, 2002

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/02    2/28/02    2/28/01    2/29/00    2/28/99    2/28/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $  11.20   $  11.00   $  10.46   $  11.13   $  11.06   $  10.80
--------------------------------------------------------------------------------

Investment activities

Net investment
income (loss)      0.23       0.48       0.49       0.48       0.48       0.48*

Net realized and
unrealized
gain (loss)        0.17       0.20       0.54      (0.63)      0.10       0.29

Total from
investment
activities         0.40       0.68       1.03      (0.15)      0.58       0.77

Distributions
  Net investment
  income           0.23)     (0.48)     (0.49)     (0.48)     (0.48)     (0.48)

  Net realized
  gain             --         --         --        (0.04)     (0.03)     (0.03)

  Total
  distributions   (0.23)     (0.48)     (0.49)     (0.52)     (0.51)     (0.51)

NET ASSET VALUE

End of period  $  11.37   $  11.20   $  11.00   $  10.46   $  11.13   4  11.06
--------------------------------------------------------------------------------

Ratios/Supplemental Data
Total return^      3.66%      6.30%     10.12%     (1.37%)     5.37%      7.31%*

Ratio of total
expenses
to average
net assets         0.58%!     0.60%      0.60%      0.63%      0.65%      0.65%*

Ratio of net
investment
income (loss)
to average
net assets         4.11%!     4.32%      4.62%      4.46%      4.35%      4.43%*

Portfolio
turnover rate     13.0%!     19.7%      17.3%      47.6%      24.3%      56.1%

Net assets,
end of period
(in thousands) $154,510   $136,869   $120,583   $111,844   $121,053   $108,256


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect 3/1/96 through 2/28/98.

!    Annualized


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2002

Statement of Net Assets                                         Par      Value
--------------------------------------------------------------------------------
In thousands

ALABAMA  0.7%

Alabama Federal Highway Fin. Auth.
  5.00%, 3/1/08 (MBIA Insured)                    $  1,000             $  1,099

Total Alabama (Cost $1,040)                                               1,099


ARIZONA  2.1%

Arizona School Fac. Board,
  5.50%, 7/1/13                                      1,500                1,691

Arizona Transportation Board,
  5.50%, 7/1/04                                      1,000                1,069

Salt River Agricultural
Improvement & Power,
  6.50%, 1/1/04                                        500                  532

Total Arizona (Cost $3,115)                                               3,292


CALIFORNIA  1.1%

California Public Works Board,
  6.00%, 11/1/05 (MBIA Insured)                      1,550                1,717

Total California (Cost $1,579)                                            1,717


COLORADO  1.8%

Denver City & County Airport, 6.25%,
  11/15/06 (MBIA Insured) (triangle)                 2,500                2,841

Total Colorado (Cost $2,565)                                              2,841


CONNECTICUT  1.8%

Connecticut, GO, 5.25%,
  6/15/13 (FGIC Insured)                             1,850                2,027

Univ. of Connecticut, 5.25%,
  11/15/16 (FGIC Insured)                              740                  816

Total Connecticut (Cost $2,650)                                           2,843


DISTRICT OF COLUMBIA  2.0%

Metropolitan Washington Airports Auth.
  5.50%, 10/1/12 (FGIC Insured) (triangle)           1,000                1,116

  5.50%, 10/1/18 (MBIA Insured) (triangle)           1,350                1,434

  6.625%, 10/1/12 (MBIA Insured) (triangle)            500                  511

Total District of Columbia (Cost $2,993)                                  3,061


FLORIDA  7.1%

Broward County, GO, 5.25%, 1/1/18                 $    720             $    769

Florida Board of Ed., GO
  5.00%, 6/1/11 (MBIA Insured)                       1,000                1,104

  5.125%, 6/1/13                                     1,500                1,624

  5.25%, 6/1/14                                      1,250                1,377

  5.50%, 7/1/13 (FGIC Insured)                       1,200                1,344

Florida Dept. of Natural Resources

 Documentary Stamp Tax
  5.50%, 7/1/07 (FSA Insured)                        1,000                1,126

  6.00%, 7/1/05 (MBIA Insured)                       2,000                2,214

Reedy Creek Improvement Dist., GO
  5.375%, 6/1/15 (AMBAC Insured)                     1,250                1,370

Total Florida (Cost $10,343)                                             10,928


GEORGIA  4.0%

Cobb-Marietta Water Auth.,
  5.50%, 11/1/14                                       765                  878

Georgia Private Colleges & Univ.
 Auth., Emory Univ.
  5.75%, 11/1/14                                     3,000                3,371

Municipal Electric Auth. of Georgia
  6.00%, 1/1/06 (AMBAC Insured)                      1,770                1,973

Total Georgia (Cost $5,738)                                               6,222


HAWAII  2.4%

Hawaii, GO
  5.375%, 8/1/19 (FGIC Insured)                      1,475                1,573

  6.00%, 3/1/07 (FSA Insured)                        1,805                2,051

Total Hawaii (Cost $3,397)                                                3,624


ILLINOIS  8.1%

Chicago, GO
  5.50%, 1/1/09 (MBIA Insured)                         500                  559

  5.75%, 1/1/05 (AMBAC Insured)                      3,100                3,362

Chicago Park Dist., GO, 5.75%,
  1/1/16 (FGIC Insured)                              1,000                1,110

Chicago Water Revenue
  5.50%, 11/1/18 (AMBAC Insured)                  $  1,500             $  1,623

Illinois, GO
  5.375%, 7/1/13 (MBIA Insured)                      1,250                1,398

  5.50%, 8/1/16 (MBIA Insured)                         750                  829

Metropolitan Pier & Expo Auth.,
  5.375%, 12/15/18 (FGIC Insured)                    2,500                2,672

Will County, British Petroleum,
  VRDN (Currently 2.00%) (triangle)                  1,000                1,000

Total Illinois (Cost $11,901)                                            12,553


KANSAS  0.9%

Johnson County Union School Dist., GO
  5.00%, 9/1/10 (FGIC Insured)                       1,290                1,424

  Total Kansas (Cost $1,349)                                              1,424


KENTUCKY  2.2%

Kentucky Property & Building Commission
  5.50%, 8/1/11 (FSA Insured)                        3,000                3,419

Total Kentucky (Cost $3,209)                                              3,419


MARYLAND  6.0%

Baltimore County, GO,
  5.00%, 8/1/15                                        500                  542

Maryland CDA, Single Family,
  5.70%, 4/1/06                                        950                1,024

Montgomery County, GO
  5.25%, 5/1/04                                      3,000                3,183

  5.25%, 10/1/14                                     1,200                1,338

Northeast Maryland Waste Disposal Auth.

 Montgomery County Resources
  6.30%, 7/1/16
  (MBIA Insured) (triangle)                          2,000                2,105

Prince Georges County, GO,
  5.25%, 12/1/18 (FGIC Insured)                      1,000                1,081


Total Maryland (Cost $8,838)                                              9,273


MASSACHUSETTS  3.3%

Massachusetts
  5.75%, 9/1/14 (Prerefunded 9/1/09!)                2,000                2,332

  GO, 6.30%, 11/1/05 (Prerefunded 11/1/04!)          1,250                1,387

Massachusetts Water Pollution
  Abatement Trust, 6.00%, 8/1/15                  $  1,200             $  1,360

Total Massachusetts (Cost $4,507)                                         5,079


MICHIGAN  2.7%

Detroit School Dist., GO,
  5.50%, 5/1/18 (FSA Insured)                          750                  819

Michigan Hosp. Fin. Auth.,
  Ascension Health, 5.30%, 11/15/06                  1,200                1,316

Michigan State Building Auth., GO
  6.25%, 10/1/03 (AMBAC Insured)                     2,000                2,104

Total Michigan (Cost $4,004)                                              4,239


MINNESOTA  0.7%

Minneapolis & St. Paul Metropolitan Airports

  5.50%, 1/1/17 (FGIC Insured)                       1,000                1,087

Total Minnesota (Cost $1,026)                                             1,087


MISSISSIPPI  0.7%

Mississippi, GO, 5.50%, 11/15/04                     1,050                1,136

Total Mississippi (Cost 1,088)                                            1,136


MISSOURI  0.8%

St. Louis Municipal Fin., 5.375%,
  2/15/14 (AMBAC Insured)                            1,115                1,239

Total Missouri (Cost $1,191)                                              1,239


NEBRASKA  1.5%

Omaha Public Power Dist.,
  5.50%, 2/1/07                                      2,000                2,231

Total Nebraska (Cost $2,059)                                              2,231


NEVADA  0.9%

Clark County, GO, 5.50%,
  6/1/16 (FGIC Insured)                              1,200                1,316

Total Nevada (Cost $1,246)                                                1,316


NEW JERSEY  3.9%

New Jersey, TRAN, 3.00%, 6/12/03 **                  2,000                2,025

New Jersey Transportation Trust Fund Auth.
  5.625%, 6/15/14                                    1,000                1,155

  5.75%, 6/15/11 (Escrowed to Maturity)              2,500                2,904

Total New Jersey (Cost $5,594)                                            6,084


NEW YORK  4.8%

Albany Parking Auth., 5.25%, 10/15/12                  590                  626

Metropolitan Transportation Auth.
  6.25%, 7/1/05 (MBIA Insured)

  (Escrowed to Maturity)                             1,420                1,590

New York City Transitional Fin. Auth.
  5.25%, 2/1/12                                      2,175                2,417

  5.375%, 2/1/15                                     1,000                1,101

New York State Thruway Auth.
  5.00%, 4/1/20 (AMBAC Insured)                        500                  512

  5.50%, 3/15/14                                     1,000                1,122

Total New York (Cost 7,140)                                               7,368


OHIO  0.5%

Ohio, British Petroleum,
  VRDN (Currently 1.95%) (triangle)                    800                  800

Total Ohio (Cost $800)                                                      800


OKLAHOMA  0.9%

Oklahoma Transportation Auth.,
  5.25%, 1/1/16 (AMBAC Insured)                      1,285                1,400

Total Oklahoma (Cost $1,325)                                              1,400


OREGON  3.5%

Oregon, GO, 5.25%, 8/1/16                            1,100                1,192

Oregon DOT, 5.50%, 11/15/14                          1,330                1,510

Portland Sewer Systems,
  5.50%, 6/1/05 (FGIC Insured)                       2,400                2,627

Total Oregon (Cost $4,988)                                                5,329


PENNSYLVANIA  2.4%

Pennsylvania, GO
  5.25%, 2/1/15                                   $  1,250             $  1,365

  5.375%, 11/15/03 (FGIC Insured)                    1,500                1,571

Pennsylvania Intergovernmental Cooperative Auth.
  5.25%, 6/15/13 (FGIC Insured)                        750                  812

Total Pennsylvania (Cost $3,602)                                          3,748


PUERTO RICO  1.0%

Puerto Rico Electric Power Auth.,
  5.25%, 7/1/14 (MBIA Insured)                       1,335                1,511

Total Puerto Rico (Cost $1,490)                                           1,511


SOUTH CAROLINA  1.5%

South Carolina, GO, 5.75%, 1/1/08                      995                1,131

South Carolina Transportation Infrastructure Bank
  5.50%, 10/1/12 (AMBAC Insured)                     1,040                1,168

Total South Carolina (Cost $2,154)                                        2,299


TENNESSEE  0.5%

Memphis-Shelby County Airport Auth.

6.25%, 2/15/11 (MBIA Insured) (triangle)               700                  810

Total Tennessee (Cost $723)                                                 810


TEXAS  13.0%

Dallas-Fort Worth Regional Airport,
  7.75%, 11/1/03 (FGIC Insured)                      1,000                1,071

Gulf Coast Waste Disposal Auth.
 British Petroleum
  VRDN (Currently 2.00%) (triangle)                  1,340                1,340

Harris County Health Fac. Dev., Texas Childrens Hosp.
  5.375%, 10/1/12                                    1,345                1,442

Houston, GO, 5.375%, 3/1/12 (FSA Insured)            1,800                2,000

Houston Water & Sewer System,
  7.00%, 12/1/03 (AMBAC Insured)                     2,650                2,830

Lower Colorado River Auth.
  5.75%, 5/15/11 (FSA Insured)                       2,000                2,256

  5.875%, 5/15/14 (FSA Insured)                      1,750                1,953

North East Independent School Dist.,
  GO, 6.00%, 2/1/16                               $  1,200             $  1,346

San Antonio, GO, 5.00%, 8/1/10                       1,500                1,646

San Antonio Water System
  6.40%, 5/15/05 (FGIC Insured)                         20                   23

  6.40%, 5/15/05

  (FGIC Insured) (Prerefunded 5/15/04!)                  5                    5

Tarrant County Health Fac. Dev., Texas Health Resources
  5.75%, 2/15/10 (MBIA Insured)                      2,500                2,750

Texas Dept. of Housing & Community Affairs

 Single Family Mortgage
  5.75%, 3/1/10 (MBIA Insured)                       1,280                1,366

Total Texas (Cost $18,914)                                               20,028


UTAH  1.0%

Utah Housing Fin. Agency, Single Family Mortgage
  6.00%, 7/1/10 (triangle)                           1,365                1,465

Total Utah (Cost $1,365)                                                  1,465


VERMONT  0.2%

Vermont Ed. & Health Buildings Fin. Agency

 Fletcher Allen Healthcare
  6.15%, 9/1/13 (FGIC Insured)                         350                  372

  Total Vermont (Cost $350)                                                 372


VIRGINIA  9.5%

Arlington County IDA, Arlington Health Systems,
  5.50%, 7/1/13                                      1,000                1,091

Charles County IDA, Waste Management,
  6.25%, 4/1/12 (triangle)                             250                  261

Chesterfield County IDA, Bon Secours Health System
  5.70%, 11/15/03                                      250                  260

Leesburg, GO, 5.50%, 1/15/11 (FGIC Insured)          1,145                1,306

Louisa IDA, Virginia Electric & Power,
  3.40%, 3/1/04 (triangle)                             750                  752

Portsmouth, GO, 5.50%,
  6/1/14 (FGIC Insured)                              1,200                1,300

Riverside Regional Jail Auth.
  5.60%, 7/1/06 (MBIA Insured)                    $    500             $    553

  5.60%, 7/1/06

  (MBIA Insured) (Prerefunded 7/1/05!)                 600                  671

Virginia Biotechnology Research Park Auth.,
  5.25%, 9/1/12                                      1,705                1,904

Virginia College Building Auth., Public Higher Ed.,
  5.50%, 9/1/14                                      2,070                2,299

Virginia Ed. Loan Auth., 5.80%, 3/1/05
  (Escrowed to Maturity) (triangle)                    980                1,065

Virginia Transportation Board
  5.125%, 5/15/21                                    1,000                1,020

  5.80%, 5/15/03 **                                  1,425                1,470

  5.80%, 5/15/04                                       695                  744

Total Virginia (Cost $13,886)                                            14,696


WASHINGTON  2.5%

Tacoma Electric System
  5.90%, 1/1/05 (FGIC Insured)                       1,000                1,070

  6.00%, 1/1/06 (FGIC Insured)                         600                  644

  6.00%, 1/1/06 (FGIC Insured)
  (Prerefunded 1/1/04!)                              1,400                1,510

Washington Health Care Fac. Auth.
 Virginia Mason Medical Center
  6.00%, 8/15/08 (MBIA Insured)                        500                  573

Total Washington (Cost $3,597)                                            3,797


WEST VIRGINIA  0.9%

Putnam County, PCR, Appalachian Power,
  6.60%, 7/1/19                                        500                  510

Univ. of West Virginia, Zero Coupon,
  4/1/14 (AMBAC Insured)                             1,500                  899

Total West Virginia (Cost $1,277)                                         1,409


WISCONSIN  2.0%

Milwaukee Metropolitan Sewage Dist., GO,
  6.25%, 10/1/05                                     2,200                2,470

Wisconsin HEFA, Froedert & Community Health,
  5.625%, 10/1/11                                      600                  654

Total Wisconsin (Cost $2,911)                                             3,124

Total Investments in Securities
98.9% of Net Assets (Cost $143,954)                                     152,863

Futures Contracts

                                      Contract      Unrealized
                   Expiration           Value       Gain (Loss)
                   ----------         -----------   -----------
                                             In thousands

Short, 25 ten
year U.S.                12/02            (556)             (2)
Treasury contracts,
15,000 of New Jersey
bonds pledged
as initial margin and
60,000 of Virginia
Transportation Board
bonds pledged as
initial margin

Short, 5 five year U.S.
Treasury contracts,
10,000 of Virginia
Transportation Board
bonds pledged as
initial margin           12/02          (2,795)            (10)

Net payments (receipts)
of variation
margin to date                                               8

Variation margin
receivable (payable)
on open
futures contracts                                                           (4)

Other Assets
Less Liabilities                                                         1,651


NET ASSETS                                                            $154,510
                                                                      --------


Net Assets Consist of:
Undistributed
net investment
income (loss)                                                         $     61

Undistributed
net realized
gain (loss)                                                                 (4)

Net unrealized
gain (loss)                                                              8,897

Paid-in-capital
applicable to
13,583,693 shares
of 0.01 par
value capital
stock outstanding;
1,000,000,000
shares authorized                                                      145,556

NET ASSETS                                                            $154,510
                                                                      --------

NET ASSET
VALUE PER SHARE                                                       $  11.37
                                                                      --------


    (triangle)  Interest subject to alternative minimum tax
             !  Used in determining portfolio maturity
            ** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2002.
         AMBAC  Ambac Assurance Corp.
           CDA  Community Development Administration
           DOT  Department of Transportation
          FGIC  Financial Guaranty Insurance Company
           FSA  Financial Security Assurance Inc.
            GO  General Obligation
          HEFA  Health & Educational Facility Authority
           IDA  Industrial Development Authority/Agency
          MBIA  MBIA Insurance Corp.
           PCR  Pollution Control Revenue
          TRAN  Tax Revenue Anticipation Note
          VRDN  Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Interest income                                              $  3,345

Expenses

  Investment management                                           264

  Shareholder servicing                                            59

  Custody and accounting                                           50

  Registration                                                     17

  Prospectus and shareholder reports                                8

  Legal and audit                                                   7

  Directors                                                         3

  Proxy and annual meeting                                          2

  Miscellaneous                                                     2

  Total expenses                                                  412

  Expenses paid indirectly                                         (1)

  Net expenses                                                    411

Net investment
income (loss)                                                   2,934

Realized and
Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                      291

  Futures                                                        (198)

  Net realized gain (loss)                                         93

Change in net unrealized gain (loss)

  Securities                                                    2,253

  Futures                                                         (17)

  Change in net unrealized
  gain (loss)                                                   2,236

Net realized and
unrealized gain (loss)                                          2,329

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                       $  5,263
                                                             --------



The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/02              2/28/02
--------------------------------------------------------------------------------

Increase (Decrease)in Net Assets

Operations
  Net investment
  income (loss)                                      2,934                5,517

  Net realized gain (loss)                              93                1,127

  Change in net unrealized
  gain (loss)                                        2,236                1,265

  Increase (decrease) in net
  assets from operations                             5,263                7,909

Distributions to shareholders

Net investment income                               (2,934)              (5,514)

Capital share transactions *

  Shares sold                                       28,807               28,827

  Distributions reinvested                           2,157                3,985

  Shares redeemed                                  (15,652)             (18,921)

  Increase (decrease) in net assets from capital

  share transactions                                15,312               13,891

Net Assets

Increase (decrease)
during period                                       17,641               16,286

Beginning of period                                136,869              120,583

End of period                                     $154,510             $136,869
                                                  --------             --------



*Share information

  Shares sold                                        2,576                2,599

  Distributions reinvested                             193                  360

  Shares redeemed                                   (1,401)              (1,708)

  Increase (decrease) in
  shares outstanding                                 1,368                1,251


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                  August 31, 2002


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 1992. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled 1,000 for the period ended August 31, 2002.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended August 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values or interest rates.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated 24,360,000 and 8,789,000, respectively, for the six months ended August 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2002.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2002, the fund had 2,000 of unused capital loss carryforwards, of which 2,000 expire in 2009.

     At August 31, 2002, the cost of investments for federal income tax purposes was 143,953,000. Net unrealized gain aggregated 8,898,000 at period-end, of which 8,910,000 related to appreciated investments and 12,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first 1 billion of assets to 0.295% for assets in excess of 120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled 48,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled 73,000 for the six months ended August 31, 2002, of which 14,000 was payable at period-end.


T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


     INVESTMENT VEHICLES Individual Retirement Accounts (IRAs)

     No-Load Variable Annuities

     Small Business Retirement Plans


     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
--------------------------------------------------------------------------------

     www.troweprice.com

          ACCOUNT INFORMATION

          Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

          AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

          FINANCIAL TOOLS AND CALCULATORS

          College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

          Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

          Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

          Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          INVESTMENT TRACKING AND INFORMATION

          My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

          Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

          Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
--------------------------------------------------------------------------------

     College Planning

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of 250,000 for a person's education. With systematic investing, you can invest as little as 50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of 2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. Rowe Price Advisory Services
--------------------------------------------------------------------------------

     Advisory Services


     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

     The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Morningstar(registered trademark) Clear Future(servicemark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Brokerage Services
--------------------------------------------------------------------------------

     Brokerage Services

     T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

          Asset Manager Account. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. AMA clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

          Mutual Fund Gateway. This service lets you invest in more than 100 prominent no-load fund families using a single account.

          Margins and Options Trading for qualified investors.

          Online Account Access. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of 19.95 on stock trades.*

          Tele-Trader. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

          Online Research and News.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.

          * 19.95 per trade for up to 1,000 shares, plus 0.02 per share thereafter.

          ** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at 1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.


100 East Pratt Street
Baltimore, MD 21202
         F49-051  8/31/02